Note 14 - Segment Reporting - Schedule of Segment Reporting (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Net revenue	$ 112,340,603	$ 113,579,814
Voyage expenses	(369,793)	(493,855)
Vessel operating expenses	(22,854,030)	(23,732,438)
Dry-docking expenses	(269,583)	(3,461,428)
Related party management fees	(3,954,320)	(3,908,030)
General & administrative expenses	(3,458,739)	(3,167,568)
Interest & other financing costs	(5,683,352)	(7,877,401)
Net income	65,735,671	66,776,511
Operating Segments [Member] | Single Reportable Segment [Member]
Net revenue	112,340,603	113,579,814
Voyage expenses	(369,793)	(493,855)
Vessel operating expenses	(22,854,030)	(23,732,438)
Dry-docking expenses	(269,583)	(3,461,428)
Related party management fees	(3,954,320)	(3,908,030)
General & administrative expenses	(3,458,739)	(3,167,568)
Interest & other financing costs	(5,683,352)	(7,877,401)
Other segment items(	(10,623,230)	(4,162,583)
Net income	$ 65,127,556	$ 66,776,511